EQUITY-ACCOUNTED INVESTMENTS - Schedule of Changes in Equity Accounted Investments (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) MW	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) MW	Jun. 30, 2024 USD ($)	Jun. 04, 2025 MW
Equity Accounted Investments [Roll Forward]
Balance, as at December 31, 2024			$ 2,740
Acquisitions through business combinations			929
Investment			56
Disposals			(125)
Share of net loss	$ (57)	$ (25)	(73)	$ (58)
Share of other comprehensive income			50
Dividends received			(64)
Change in basis of accounting			230
Transfer to assets held for sale			(67)
Foreign exchange translation and other			33
Balance as at June 30, 2025	$ 3,709		$ 3,709
845 MW United States Wind Assets Portfolio
Disclosure of associates [line items]
Wind power capacity (in MW) | MW	845		845		845